Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2021

EQU-QTLY-0621
1.800336.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	669,845	$21,040
Verizon Communications, Inc.	764,583	44,185
		65,225
Entertainment - 2.8%
Activision Blizzard, Inc.	338,284	30,848
The Walt Disney Co. (a)	1,003,532	186,677
		217,525
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	38,242	90,003
Media - 3.4%
Comcast Corp. New Class A	2,858,525	160,506
Interpublic Group of Companies, Inc.	1,785,293	56,683
Shaw Communications, Inc. Class B	266,746	7,726
WPP PLC	2,833,639	38,203
		263,118
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	143,410	7,063
T-Mobile U.S., Inc.	564,920	74,643
		81,706

TOTAL COMMUNICATION SERVICES		717,577

CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	377,381	89,092
Starbucks Corp.	350,323	40,108
		129,200
Household Durables - 1.1%
Lennar Corp. Class A	403,304	41,782
Tempur Sealy International, Inc.	1,200,372	45,782
		87,564
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	410,348	22,893
Multiline Retail - 2.2%
Dollar Tree, Inc. (a)	320,007	36,769
Kohls Corp.	650,337	38,149
Nordstrom, Inc. (a)(b)	506,727	18,587
Target Corp.	354,360	73,445
		166,950
Specialty Retail - 2.7%
Best Buy Co., Inc.	198,736	23,107
Burlington Stores, Inc. (a)	129,501	42,260
Dicks Sporting Goods, Inc.	251,766	20,791
Lowe's Companies, Inc.	104,212	20,452
The Home Depot, Inc.	234,938	76,042
TJX Companies, Inc.	335,721	23,836
		206,488
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	222,804	25,217
Tapestry, Inc.	944,247	45,182
		70,399

TOTAL CONSUMER DISCRETIONARY		683,494

CONSUMER STAPLES - 7.5%
Beverages - 1.6%
Diageo PLC	600,425	26,954
Keurig Dr. Pepper, Inc.	566,628	20,314
The Coca-Cola Co.	1,449,274	78,232
		125,500
Food & Staples Retailing - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	406,475	13,773
BJ's Wholesale Club Holdings, Inc. (a)	419,957	18,759
Costco Wholesale Corp. New	60,507	22,514
Kroger Co.	808,807	29,554
Sysco Corp.	540,304	45,780
Walmart, Inc.	628,501	87,934
		218,314
Food Products - 1.7%
Bunge Ltd.	269,742	22,772
Lamb Weston Holdings, Inc.	460,189	37,045
Mondelez International, Inc.	826,048	50,232
Nestle SA (Reg. S)	164,466	19,626
		129,675
Household Products - 1.3%
Procter & Gamble Co.	752,383	100,383

TOTAL CONSUMER STAPLES		573,872

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BP PLC	4,609,907	19,299
Canadian Natural Resources Ltd.	865,352	26,267
Chevron Corp.	1,189,580	122,610
ConocoPhillips Co.	1,003,828	51,336
Enterprise Products Partners LP	1,586,159	36,498
Exxon Mobil Corp.	2,304,407	131,904
Imperial Oil Ltd.	2,398,353	69,269
Phillips 66 Co.	575,367	46,553
Suncor Energy, Inc.	3,487,001	74,583
Valero Energy Corp.	516,890	38,229
		616,548
FINANCIALS - 21.1%
Banks - 13.0%
Bank of America Corp.	5,189,500	210,330
Citigroup, Inc.	2,010,665	143,240
Huntington Bancshares, Inc.	1,918,739	29,395
JPMorgan Chase & Co.	1,846,766	284,048
M&T Bank Corp.	602,738	95,046
PNC Financial Services Group, Inc.	355,029	66,373
Wells Fargo & Co.	3,718,531	167,520
		995,952
Capital Markets - 1.8%
BlackRock, Inc. Class A	101,537	83,189
KKR & Co. LP (b)	942,216	53,311
		136,500
Consumer Finance - 2.2%
Capital One Financial Corp.	1,103,837	164,560
Insurance - 4.1%
American Financial Group, Inc.	336,054	41,288
American International Group, Inc.	406,361	19,688
Chubb Ltd.	556,543	95,497
Hartford Financial Services Group, Inc.	355,111	23,423
Old Republic International Corp.	1,337,725	32,935
The Travelers Companies, Inc.	658,908	101,907
		314,738

TOTAL FINANCIALS		1,611,750

HEALTH CARE - 12.5%
Biotechnology - 2.1%
AbbVie, Inc.	672,560	74,990
Amgen, Inc.	344,270	82,501
		157,491
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	205,883	51,226
Danaher Corp.	493,950	125,434
		176,660
Health Care Providers & Services - 1.7%
Cigna Corp.	231,943	57,756
UnitedHealth Group, Inc.	183,617	73,226
		130,982
Pharmaceuticals - 6.4%
AstraZeneca PLC (United Kingdom)	369,734	39,356
Bristol-Myers Squibb Co.	1,566,023	97,751
Eli Lilly & Co.	477,365	87,248
Johnson & Johnson	925,827	150,660
Roche Holding AG (participation certificate)	115,782	37,763
Royalty Pharma PLC	90,461	3,980
Sanofi SA	683,501	71,660
		488,418

TOTAL HEALTH CARE		953,551

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	175,930	62,357
The Boeing Co. (a)	256,859	60,185
		122,542
Air Freight & Logistics - 1.2%
Deutsche Post AG	431,028	25,386
United Parcel Service, Inc. Class B	330,810	67,439
		92,825
Building Products - 0.6%
Johnson Controls International PLC	690,783	43,063
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	175,675	20,927
Electrical Equipment - 0.9%
AMETEK, Inc.	530,484	71,578
Industrial Conglomerates - 2.6%
General Electric Co.	7,183,603	94,249
Roper Technologies, Inc.	162,850	72,703
Siemens AG	170,859	28,505
		195,457
Machinery - 1.7%
Crane Co.	135,520	12,747
Fortive Corp.	356,552	25,251
ITT, Inc.	427,315	40,300
Nordson Corp.	92,477	19,551
Otis Worldwide Corp.	214,063	16,669
Snap-On, Inc.	73,585	17,484
		132,002
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	8,287	20,615
Professional Services - 0.3%
Equifax, Inc.	118,518	27,168
Road & Rail - 1.0%
Norfolk Southern Corp.	271,987	75,950
Trading Companies & Distributors - 0.4%
Watsco, Inc.	111,517	32,659
Transportation Infrastructure - 0.1%
Aena Sme SA (a)(c)	37,013	6,439

TOTAL INDUSTRIALS		841,225

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,256,958	114,902
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	163,380	21,970
IT Services - 1.3%
Amdocs Ltd.	483,556	37,108
Genpact Ltd.	883,244	41,981
Visa, Inc. Class A	82,858	19,352
		98,441
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	355,733	68,482
Qualcomm, Inc.	260,163	36,111
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	453,402	52,930
		157,523
Software - 2.0%
Microsoft Corp.	385,198	97,139
NortonLifeLock, Inc.	1,754,571	37,916
Open Text Corp.	425,246	20,025
		155,080
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	279,249	36,710
Samsung Electronics Co. Ltd.	867,340	63,212
		99,922

TOTAL INFORMATION TECHNOLOGY		647,838

MATERIALS - 2.6%
Chemicals - 1.1%
Linde PLC	303,034	86,619
Containers & Packaging - 1.1%
Crown Holdings, Inc.	539,487	59,236
WestRock Co.	481,196	26,827
		86,063
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	609,891	25,858

TOTAL MATERIALS		198,540

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	180,224	45,916
Lamar Advertising Co. Class A	423,039	41,898
Public Storage	143,380	40,313
		128,127
UTILITIES - 5.1%
Electric Utilities - 2.6%
Exelon Corp.	1,069,792	48,076
NextEra Energy, Inc.	1,414,639	109,649
NRG Energy, Inc.	961,196	34,430
PG&E Corp. (a)	753,042	8,524
		200,679
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,823,550	30,763
Multi-Utilities - 2.1%
Ameren Corp.	463,346	39,310
CenterPoint Energy, Inc.	1,177,089	28,827
Dominion Energy, Inc.	774,972	61,920
WEC Energy Group, Inc.	325,899	31,668
		161,725

TOTAL UTILITIES		393,167

TOTAL COMMON STOCKS
(Cost $4,852,288)		7,365,689

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $22,689)	17,489,628	9,880

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.04% (g)	273,670,260	273,725
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	9,666,233	9,667
TOTAL MONEY MARKET FUNDS
(Cost $283,392)		283,392
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,158,369)		7,658,961
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(16,127)
NET ASSETS - 100%		$7,642,834

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,439,000 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,880,000 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$22,690

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$31
Fidelity Securities Lending Cash Central Fund	25
Total	$56

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.